Share-based Payments Arrangement - Black-Scholes Model and Binomial Option Pricing Model and Related Assumptions used to Evaluate Options and Fair Value of Options by CHIEF (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]
Nov. 13, 2020 TWD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant-date share price	$ 356
Exercise price	$ 206
Dividend yield	0.00%
Risk-free interest rate	0.18%
Expected life | yr	5
Expected volatility	34.61%
Weighted average fair value of grants | $	$ 173,893